Segment information (Details) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015 CHF (SFr) BusinessDivision	Mar. 31, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 6,955	SFr 6,647	SFr 6,463	SFr 13,602	SFr 13,292
Number of segments | BusinessDivision	2
Income/(loss) from continuing operations before taxes	SFr 1,656	1,511	(346)	3,167	1,397
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	3,152	2,972	3,046	6,124	6,286
Income/(loss) from continuing operations before taxes	937	834	(749)	1,771	263
Investment Banking
Segment Reporting Information
Net revenues	3,381	3,583	3,342	6,964	6,758
Income/(loss) from continuing operations before taxes	615	945	752	1,560	1,579
Corporate Center
Segment Reporting Information
Net revenues	408	118	45	526	(142)
Income/(loss) from continuing operations before taxes	94	(241)	(373)	(147)	(812)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	14	(26)	30	(12)	390
Income/(loss) from continuing operations before taxes	10	SFr (27)	24	(17)	367
Bank
Segment Reporting Information
Net revenues	6,806		6,273	13,345	13,017
Income/(loss) from continuing operations before taxes	SFr 1,508		SFr (555)	SFr 2,929	SFr 1,094